UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-03129

Morgan Stanley Natural Resource Development Securities Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2007

Date of reporting period:	February 28, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Natural Resource Development Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended February 28, 2007

Total Return for the 12 Months Ended February 28, 2007
Class A	Class B	Class C	Class D	Goldman Sachs Natural Resources Index[1]	S&P 500® Index[2]	Lipper Natural Resource Funds Index[3]
7.93%	7.12%	7.14%	8.18%	11.29%	11.97%	10.91%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the 12-month period ended February 28, 2007, energy and other commodity prices dominated investor attention. The energy sector continued to soar throughout the early months of 2006, and by July oil prices reached record levels because of heightened inflation concerns, rising geopolitical tensions in the Middle East and North Korea, and lower-than-expected second quarter reported gross domestic product (GDP) growth data. However, by August the price of oil began to recede as the 2006 hurricane season passed with no major storms affecting the coastal United States, the Federal Open Market Committee (the "Fed") paused its monetary tightening, and inflation was reported to be at stable levels. Oil and gasoline prices generally remained lower throughout the remainder of the period on account of excess supply and the prolonged mild winter weather throughout much of the U.S. The only sub-sector to hold its relative gains was that of the large integrated oil companies, which investors regarded as a defensive investment and was therefore viewed favorably in a slowing economic environment.

Moderating oil prices also had a decisive impact on other natural resources sectors. The chemical sector performed strongly in the final months of the period as declining oil prices moderated production cost pressures. Metal prices continued to rise even as the energy sector declined. The sell-off that occurred in the markets in May and June partially precipitated record prices for gold, aluminum, copper and other metals. Strong growth in regional economies, especially China and India, caused high demand for building-block metals, while speculative investment further propelled metal prices upwards. Steel companies and related stocks also did exceedingly well last year, again due to the infrastructure development in these growth regions. The mining sector experienced a decline after the sell-off earlier in the period; however, mining shares posted solid gains in the second half as metal prices moved to new highs. As of February 28, 2007, the year-over-year gain for gold was 17 percent, copper 28 percent and aluminum 14 percent. Nickel and zinc prices were up 207 percent and 44 percent, respectively.

Performance Analysis

Morgan Stanley Natural Resource Development Securities Inc. underperformed the Goldman Sachs Natural Resources Index, the S&P 500® Index and the Lipper Natural Resource Funds Index for the 12 months ended February 28, 2007, assuming no deduction of applicable sales charges.

The Fund's underweighting in several key major integrated oil and gasoline companies detracted from relative performance versus the Goldman Sachs Natural Resources Index. These companies, which outperformed for the period, represented a significant portion of the Goldman Sachs Natural Resources Index. On a sector level, stock selection coupled with an overweight allocation in oil and gas equipment and services companies was detrimental to performance. In the diversified metals and mining sector, stock selection also negatively impacted performance, and a sector underweighting further diminished returns. Additionally, a large overweighting within the oil and gas drilling sector hindered performance.

The Fund benefited from several positive contributors as well during the period. For instance, the avoidance of one particular major integrated oil and gasoline firm added to relative performance, as this firm had a significantly negative impact on the Goldman Sachs Natural Resources Index. Within the oil and gas storage and transportation sector, stock selection turned out to be advantageous for the Fund. Finally, the Fund's holdings within the construction and engineering segment also benefited overall performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
MeadWestvaco Corp.	4.7%
Schlumberger Ltd. (Netherlands Antilles)	4.5
Ultra Petroleum Corp. (Canada)	4.2
Marathon Oil Corp.	4.1
Halliburton Co.	3.8
XTO Energy Inc.	3.8
International Paper Co.	3.4
Exxon Mobil Corp.	3.1
Chicago Bridge & Iron Company N.V. (Netherlands)	3.1
Chevron Corp.	3.0
TOP FIVE INDUSTRIES
Oil & Gas Production	17.8%
Oilfield Services/Equipment	17.4
Contract Drilling	12.3
Oil Refining/Marketing	9.7
Integrated Oil	9.0

Data as of February 28, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of domestic and foreign companies engaged in the natural resource and related businesses. These companies may be engaged in the exploration, development, production or distribution of natural resources, the development of energy-efficient technologies or in providing natural resource related supplies or services. A company will be considered engaged in the natural resource and related businesses if it derives at least 50 percent of its revenues from those businesses or it devotes at least 50 percent of its assets to activities in those businesses. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., will seek to identify favorable industries within the natural resource and related business areas and will seek to invest in companies with attractive valuations or business prospects within those industries. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended February 28, 2007
Symbol	Class A Shares* (since 07/28/97) NREAX		Class B Shares** (since 03/30/81) NREBX		Class C Shares† (since 07/28/97) NRECX		Class D Shares†† (since 07/28/97) NREDX
1 Year	7.93% 2.26	[4] [5]	7.12% 2.87	[4] [5]	7.14% 6.29	[4] [5]	8.18% —	[4]
5 Years	16.33 15.08	[4] [5]	15.39 15.17	[4] [5]	15.40 15.40	[4] [5]	16.55 —	[4]
10 Years	— —		9.10 9.10	[4] [5]	— —		— —
Since Inception	8.37 7.76	[4] [5]	8.21 8.21	[4] [5]	7.50 7.50	[4] [5]	8.59 —	[4]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Goldman Sachs Natural Resources Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the natural resources sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's primary benchmark was changed from the S&P 500® to the Goldman Sachs Natural Resources Index to more accurately reflect the Fund's investible universe. The S&P 500® will be listed as a secondary benchmark.

(2)  The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Natural Resources Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Natural Resources Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Natural Resources Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on February 28, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/06 – 02/28/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	09/01/06	02/28/07	09/01/06 – 02/28/07
Class A
Actual (3.60% return)	$1,000.00	$1,036.00	$5.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.99	$5.86
Class B
Actual (3.25% return)	$1,000.00	$1,032.50	$9.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$9.69
Class C
Actual (3.26% return)	$1,000.00	$1,032.60	$9.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.27	$9.59
Class D
Actual (3.74% return)	$1,000.00	$1,037.40	$4.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.13	$4.71

*  Expenses are equal to the Fund's annualized expense ratios of 1.17%, 1.94%, 1.92% and 0.94% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments  ■  February 28, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (93.4%)
	Basic Energy (38.9%)
	Integrated Oil (9.0%)
84,846	Chevron Corp.	$5,821,284
83,907	ConocoPhillips	5,489,196
85,222	Exxon Mobil Corp.	6,108,713
		17,419,193
	Oil & Gas Pipelines (2.4%)
170,908	Williams Companies, Inc. (The)	4,609,389
	Oil & Gas Production (17.8%)
157,597	Chesapeake Energy Corp.	4,805,133
59,721	Devon Energy Corp.	3,924,267
66,098	EOG Resources, Inc.	4,477,479
81,000	Occidental Petroleum Corp.	3,740,580
53,204	Quicksilver Resources Inc.*	2,052,078
160,033	Ultra Petroleum Corp. (Canada)*	8,131,277
143,346	XTO Energy Inc.	7,405,254
		34,536,068
	Oil Refining/Marketing (9.7%)
88,216	Marathon Oil Corp.	8,004,720
37,090	Sunoco, Inc.	2,393,047
53,141	Tesoro Corp.	4,843,271
66,116	Valero Energy Corp.	3,811,587
		19,052,625
Total Basic Energy		75,617,275
	Energy Development & Technology (29.7%)
	Contract Drilling (12.3%)
81,103	ENSCO International Inc.	4,064,071
90,847	GlobalSantaFe Corp. (Cayman Islands)	5,235,513
134,814	Nabors Industries, Ltd. (Bermuda)*	4,039,027
48,001	Noble Corp. (Cayman Islands)	3,370,630
56,909	Pride International, Inc.*	1,638,979
91,975	Rowan Companies, Inc.	2,817,194

NUMBER OF SHARES		VALUE
34,718	Transocean Inc. (Cayman Islands)*	$2,662,176
		23,827,590
	Oilfield Services/ Equipment (17.4%)
189,200	BJ Services Co.	5,068,668
241,597	Halliburton Co.	7,460,515
46,500	Helix Energy Solutions Group Inc.*	1,561,005
31,617	National Oilwell-Varco, Inc.*	2,201,808
140,252	Schlumberger Ltd. (Netherlands Antilles)	8,807,826
128,344	Smith International, Inc.	5,262,104
157,039	Superior Well Services, Inc.*	3,561,645
		33,923,571
Total Energy Development & Technology		57,751,161
	Industrial Services (3.1%)
	Engineering & Construction
200,000	Chicago Bridge & Iron Company N.V. (Netherlands)	5,946,000
	Metals & Basic Materials (21.7%)
	Chemicals: Agricultural (1.4%)
50,626	Monsanto Co.	2,667,484
	Chemicals: Major Diversified (1.1%)
48,189	Dow Chemical Co. (The)	2,110,678
	Coal (2.9%)
140,064	Peabody Energy Corp.	5,658,586
	Containers/Packaging (0.7%)
111,193	Smurfit-Stone Container Corp.*	1,372,122
	Other Metals/Minerals (3.8%)
51,565	Anglo American PLC (ADR) (United Kingdom)	1,217,965
33,751	Phelps Dodge Corp.	4,215,837
40,000	Xstrata PLC (United Kingdom) (a)	1,870,232
		7,304,034

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Portfolio of Investments  ■  February 28, 2007 continued

NUMBER OF SHARES		VALUE
	Precious Metals (3.7%)
80,000	Barrick Gold Corp. (Canada)	$2,392,800
43,685	Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,507,956
53,000	Newmont Mining Corp.	2,388,710
		7,289,466
	Pulp & Paper (8.1%)
185,346	International Paper Co.	6,674,309
300,000	MeadWestvaco Corp.	9,135,000
		15,809,309
Total Metals & Basic Materials		42,211,679

Total Common Stocks (Cost $101,627,265)	181,526,115

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (3.9%)
Repurchase Agreement
$7,608	Joint repurchase agreement account 5.315% due 03/01/07 (dated 02/28/07; proceeds $7,609,123) (b) (Cost $7,608,000)	7,608,000

Total Investments (Cost $109,235,265) (c)	97.3%	189,134,115
Other Assets in Excess of Liabilities	2.7	5,160,978
Net Assets	100.0%	$194,295,093

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Securities with total market value equal to $1,870,232 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

  (b)  Collateralized by federal agency and U.S. Treasury obligations.

  (c)  The aggregate cost for federal income tax purposes is $109,404,127. The aggregate gross unrealized appreciation is $80,541,139 and the aggregate gross unrealized depreciation is $811,151, resulting in net unrealized appreciation of $79,729,988.

Forward Foreign Currency Contract Open at February 28, 2007:

CONTRACT TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
$683,795	GBP	348,253	03/01/07	$(35)

Currency Abbreviation:

GBP  British Pound.

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Basic Energy	$75,617,275		40.0%
Energy Development & Technology	57,751,161		30.5
Metals & Basic Materials	42,211,679		22.3
Short-Term Investment	7,608,000		4.0
Industrial Services	5,946,000		3.2
	$189,134,115	*	100.0%

  *  Does not include open forward currency contract with unrealized depreciation of $35.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Statements

Statement of Assets and Liabilities

February 28, 2007

Assets:
Investments in securities, at value (cost $109,235,265)	$189,134,115
Receivable for:
Investments sold	4,870,401
Capital stock sold	2,756,693
Dividends	337,086
Foreign withholding taxes reclaimed	1,693
Interest	1,123
Prepaid expenses and other assets	31,692
Receivable from Distributor	8,816
Total Assets	197,141,619
Liabilities:
Unrealized depreciation on open forward foreign currency contract	35
Payable for:
Investments purchased	2,076,168
Capital stock redeemed	455,561
Investment advisory fee	81,820
Distribution fee	81,332
Administration fee	12,010
Transfer agent fee	2,042
Accrued expenses and other payables	137,558
Total Liabilities	2,846,526
Net Assets	$194,295,093
Composition of Net Assets:
Paid-in-capital	$105,599,104
Net unrealized appreciation	79,898,537
Accumulated undistributed net investment income	3,178
Accumulated undistributed net realized gain	8,794,274
Net Assets	$194,295,093
Class A Shares:
Net Assets	$103,707,827
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	4,707,158
Net Asset Value Per Share	$22.03
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$23.25
Class B Shares:
Net Assets	$64,255,569
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	3,193,682
Net Asset Value Per Share	$20.12
Class C Shares:
Net Assets	$12,842,278
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	640,355
Net Asset Value Per Share	$20.05
Class D Shares:
Net Assets	$13,489,419
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	599,523
Net Asset Value Per Share	$22.50

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Statements continued

Statement of Operations

For the year ended February 28, 2007

Net Investment Income: Income
Dividends (net of $33,158 foreign withholding tax)	$3,261,481
Interest	99,602
Total Income	3,361,083
Expenses
Investment advisory fee	1,283,605
Distribution fee (Class A shares)	264,982
Distribution fee (Class B shares)	831,749
Distribution fee (Class C shares)	144,709
Transfer agent fees and expenses	293,158
Administration fee	190,154
Shareholder reports and notices	127,089
Professional fees	69,912
Custodian fees	42,829
Registration fees	38,031
Directors' fees and expenses	9,106
Other	26,827
Total Expenses	3,322,151
Less: expense offset	(1,572)
Net Expenses	3,320,579
Net Investment Income	40,504
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	48,526,389
Foreign exchange transactions	29,586
Net Realized Gain	48,555,975
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(34,043,136)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(313)
Net Depreciation	(34,043,449)
Net Gain	14,512,526
Net Increase	$14,553,030

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED FEBRUARY 28, 2007	FOR THE YEAR ENDED FEBRUARY 28, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$40,504	$(147,460)
Net realized gain	48,555,975	21,322,697
Net change in unrealized appreciation	(34,043,449)	37,905,487
Net Increase	14,553,030	59,080,724
Distributions to Shareholders from Net Realized Gain:
Class A shares	(21,950,233)	(7,202,575)
Class B shares	(16,450,668)	(7,276,064)
Class C shares	(3,154,158)	(850,699)
Class D shares	(3,157,531)	(3,103,384)
Total Distributions	(44,712,590)	(18,432,722)
Net increase (decrease) from capital stock transactions	(38,093,709)	18,503,995
Net Increase (Decrease)	(68,253,269)	59,151,997
Net Assets:
Beginning of period	262,548,362	203,396,365
End of Period
(Including accumulated undistributed net investment income of $3,178 and accumulated net investment loss of $66,912, respectively)	$194,295,093	$262,548,362

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Notes to Financial Statements  ■  February 28, 2007

1. Organization and Accounting Policies

Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

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Notes to Financial Statements  ■  February 28, 2007 continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes

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Notes to Financial Statements  ■  February 28, 2007 continued

in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an investment advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million and 0.42% to the portion of the daily net assets exceeding $250 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B

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Notes to Financial Statements  ■  February 28, 2007 continued

attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,623,449 at February 28, 2007.

At February 28, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is referred to as a "reimbursement plan," the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended February 28, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $57, $162,250 and $6,965, respectively and received $124,107 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2007 aggregated $35,157,749 and $129,130,866, respectively. Included in the aforementioned are purchases with other Morgan Stanley funds of $1,407,100.

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Notes to Financial Statements  ■  February 28, 2007 continued

For the year ended February 28, 2007, the Fund incurred $13,206 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At February 28, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 89,870 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended February 28, 2007 included in Directors' fees and expenses in the Statement of Operations amounted to $4,939. At February 28, 2007, the Fund had an accrued pension liability of $62,592 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

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Notes to Financial Statements  ■  February 28, 2007 continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED FEBRUARY 28, 2007	FOR THE YEAR ENDED FEBRUARY 28, 2006
Ordinary income	$1,921,274	—
Long-term capital gains	42,791,316	$18,432,722
Total distributions	$44,712,590	$18,432,722
As of February 28, 2007, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$1,028,020
Undistributed long-term gains	8,006,081
Net accumulated earnings	9,034,101
Post-October losses	(4,447)
Temporary differences	(63,340)
Net unrealized appreciation	79,729,675
Total accumulated earnings	$88,695,989

During the year ended February 28, 2007, the Fund utilized its net capital loss carryforward of $427,368.

As of February 28, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

Permanent differences, due to foreign currency gains, resulted in the following reclassifications among the Fund's components of net assets at February 28, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$29,586	$(29,586)	—

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

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Notes to Financial Statements  ■  February 28, 2007 continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Capital Stock

Transactions in capital stock were as follows:

	FOR THE YEAR ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED FEBRUARY 28, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	311,640	$8,072,993	502,809	$11,910,647
Conversion from Class B	402,007	10,159,378	4,093,319	84,438,940
Reinvestment of distributions	856,771	19,950,883	267,426	6,525,869
Redeemed	(1,172,711)	(29,405,161)	(789,102)	(18,761,240)
Net increase — Class A	397,707	8,778,093	4,074,452	84,114,216
CLASS B SHARES
Sold	547,521	13,314,304	2,174,684	46,509,230
Conversion to Class A	(433,485)	(10,159,378)	(4,323,848)	(84,438,940)
Reinvestment of distributions	666,691	14,254,997	279,741	6,404,164
Redeemed	(1,697,725)	(39,382,062)	(1,660,560)	(35,845,188)
Net decrease — Class B	(916,998)	(21,972,139)	(3,529,983)	(67,370,734)
CLASS C SHARES
Sold	229,616	5,667,892	328,261	7,279,049
Reinvestment of distributions	140,507	2,989,719	34,803	796,859
Redeemed	(281,633)	(6,408,567)	(208,449)	(4,511,211)
Net increase — Class C	88,490	2,249,044	154,615	3,564,697
CLASS D SHARES
Sold	266,407	6,630,870	86,826	1,998,139
Reinvestment of distributions	76,139	1,817,400	117,726	2,906,884
Redeemed	(1,423,753)	(35,596,977)	(262,977)	(6,709,207)
Net decrease — Class D	(1,081,207)	(27,148,707)	(58,425)	(1,804,184)
Net increase (decrease) in Fund	(1,512,008)	$(38,093,709)	640,659	$18,503,995

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named

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Notes to Financial Statements  ■  February 28, 2007 continued

as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Natural Resource Development Securities Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED FEBRUARY 28,
	2007	2006	2005	2004*	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.29	$21.16	$15.04	$11.48	$13.83
Income (loss) from investment operations:
Net investment income‡	0.07	0.07	0.06	0.03	0.04
Net realized and unrealized gain (loss)	2.12	5.85	6.06	3.53	(2.35)
Total income (loss) from investment operations	2.19	5.92	6.12	3.56	(2.31)
Less dividends and distributions from:
Net investment income	–	–	–	–	(0.00)**
Net realized gain	(5.45)	(1.79)	–	–	(0.04)
Total dividends and distributions	(5.45)	(1.79)	–	–	(0.04)
Net asset value, end of period	$22.03	$25.29	$21.16	$15.04	$11.48
Total Return†	7.93%	28.46%	40.62%	31.01%	(16.59)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.12%	1.11%	1.13%	1.22%	1.15%
Net investment income	0.29%	0.26%	0.36%	0.36%	0.29%
Supplemental Data:
Net assets, end of period, in thousands	$103,708	$108,997	$4,972	$2,270	$1,160
Portfolio turnover rate	15%	21%	29%	237%	178%

  *  For the year ended February 29.

  **  Less than $0.01 per share.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

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Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2007	2006	2005	2004*	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.69	$20.06	$14.37	$11.05	$13.42
Income (loss) from investment operations:
Net investment loss‡	(0.11)	(0.12)	(0.06)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	1.99	5.54	5.75	3.37	(2.27)
Total income (loss) from investment operations	1.88	5.42	5.69	3.32	(2.33)
Less distributions from net realized gain	(5.45)	(1.79)	–	–	(0.04)
Net asset value, end of period	$20.12	$23.69	$20.06	$14.37	$11.05
Total Return†	7.12%	27.45%	39.60%	30.05%	(17.44)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.88%	1.87%	1.90%	1.98%	1.91%
Net investment loss	(0.47)%	(0.50)%	(0.41)%	(0.40)%	(0.47)%
Supplemental Data:
Net assets, end of period, in thousands	64,256	$97,369	$153,257	$114,812	$111,313
Portfolio turnover rate	15%	21%	29%	237%	178%

  *  For the year ended February 29.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

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Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2007	2006	2005	2004*	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.63	$20.01	$14.34	$11.02	$13.39
Income (loss) from investment operations:
Net investment loss‡	(0.11)	(0.11)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	1.98	5.52	5.74	3.37	(2.27)
Total income (loss) from investment operations	1.87	5.41	5.67	3.32	(2.33)
Less distributions from net realized gain	(5.45)	(1.79)	–	–	(0.04)
Net asset value, end of period	$20.05	$23.63	$20.01	$14.34	$11.02
Total Return†	7.14%	27.47%	39.54%	30.13%	(17.48)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.87%	1.87%	1.90%	1.98%	1.91%
Net investment loss	(0.46)%	(0.50)%	(0.41)%	(0.40)%	(0.47)%
Supplemental Data:
Net assets, end of period, in thousands	12,842	$13,039	$7,949	$3,466	$2,674
Portfolio turnover rate	15%	21%	29%	237%	178%

  *  For the year ended February 29.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

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Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2007	2006	2005	2004*	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.67	$21.40	$15.18	$11.55	$13.90
Income (loss) from investment operations:
Net investment income‡	0.15	0.12	0.10	0.08	0.07
Net realized and unrealized gain (loss)	2.13	5.94	6.12	3.55	(2.38)
Total income (loss) from investment operations	2.28	6.06	6.22	3.63	(2.31)
Less dividends and distributions from:
Net investment income	–	–	–	–	(0.00)**
Net realized gain	(5.45)	(1.79)	–	–	(0.04)
Total dividends and distributions	(5.45)	(1.79)	–	–	(0.04)
Net asset value, end of period	$22.50	$25.67	$21.40	$15.18	$11.55
Total Return†	8.18%	28.75%	40.97%	31.43%	(16.67)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.88%	0.87%	0.90%	0.98%	0.91%
Net investment income	0.53%	0.50%	0.59%	0.60%	0.53%
Supplemental Data:
Net assets, end of period, in thousands	13,489	$43,143	$37,219	$28,920	$32,548
Portfolio turnover rate	15%	21%	29%	237%	178%

  *  For the year ended February 29.

  **  Less than $0.01 per share.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Natural Resource Development Securities Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Natural Resource Development Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Natural Resource Development Securities Inc. (the "Fund"), including the portfolio of investments, as of February 28, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Natural Resource Development Securities Inc. as of February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 20, 2007

Morgan Stanley Natural Resource Development Securities Inc.

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

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Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Natural Resource Development Securities Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Director since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chair of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Natural Resource Development Securities Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason Inc., and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Natural Resource Development Securities Inc.

Director and Officer Information (unaudited) continued

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of February 28, 2007.

Morgan Stanley Natural Resource Development Securities Inc.

Director and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley Natural Resource Development Securities Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)
During the fiscal year ended February 28, 2007, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended February 28, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Also during the fiscal year ended February 28, 2007, the Fund paid to its shareholders $5.26 per share from long-term capital gains.

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Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Natural Resource Development Securities

Annual Report

February 28, 2007

NRERPT I007-00359P-Y02/07

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$31,300		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$6,297,000	(2)
Tax Fees.	$5,380	(3)	$567,000	(4)
All Other Fees	$—		—
Total Non-Audit Fees	$5,911		$6,864,000

Total	$37,211		$6,864,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$30,447		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$5,139,000	(2)
Tax Fees	$5,320	(3)	$2,400,000	(4)
All Other Fees	$—		—
Total Non-Audit Fees	$5,860		$7,539,000

Total	$36,307		$7,539,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.  Schedule of Investments

Refer to Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007